SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Asset and Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Contract assets	$ 24,329	$ 24,329
Deferred revenue	$ 117,679	$ 103,996
Minimum
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers, contract term	3 years
Maximum
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers, contract term	5 years